Impairment testing - Schedule of sensitivity analysis (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
WACC increase, percentage	1.00%
Reduced revenue percentage	10.00%
IXIARO
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
WEIGHTED AVERAGE COST OF CAPITAL (WACC)	0.00%	9.08%
BREAK-EVEN WACC	0.00%	81.06%
Impairment if WACC increases by 1%	€ 0
Impairment if sales reduce by 10%	€ 0
DUKORAL
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
WEIGHTED AVERAGE COST OF CAPITAL (WACC)	0.00%	8.94%
BREAK-EVEN WACC	0.00%	8.04%
Impairment if WACC increases by 1%	€ 0	€ 3,330
Impairment if sales reduce by 10%	€ 0	€ 6,508
IXCHIQ
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
WEIGHTED AVERAGE COST OF CAPITAL (WACC)	8.79%	9.04%
BREAK-EVEN WACC	27.04%	113.62%
Shigella
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
WEIGHTED AVERAGE COST OF CAPITAL (WACC)	0.00%	0.00%
BREAK-EVEN WACC	0.00%	0.00%
Impairment if WACC increases by 1%	€ 0	€ 0
Impairment if sales reduce by 10%	€ 0	€ 0
CTM
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
WEIGHTED AVERAGE COST OF CAPITAL (WACC)	0.00%	0.00%
BREAK-EVEN WACC	0.00%	0.00%
Impairment if WACC increases by 1%	€ 0	€ 0
Impairment if sales reduce by 10%	€ 0	€ 0